Supplementary Oil And Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2022
Extractive Industries [Abstract]
Supplementary Oil And Gas Information (Unaudited)

Supplementary Oil & Gas Information for the Fiscal Year Ended December 31, 2022 (Unaudited)
This supplementary crude oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board ("FASB") Topic 932 – "Extractive Activities – Oil and Gas" and where applicable, financial information is prepared in accordance with International Financial Reporting Standards ("IFRS").
For the years ended December 31, 2022, 2021, 2020 and 2019 the Company filed its reserves information under National Instrument 51-101 – "Standards of Disclosure of Oil and Gas Activities" ("NI 51-101"), which prescribes the standards for the preparation and disclosure of reserves and related information for companies listed in Canada.
There are significant differences in the type of volumes disclosed and the basis from which the volumes are economically determined under the United States Securities and Exchange Commission ("SEC") requirements and NI 51-101. The SEC requires disclosure of net reserves, after royalties, using 12-month average prices and current costs; whereas NI 51-101 requires gross reserves, before royalties, using forecast pricing and costs. Therefore the difference between the reported numbers under the two disclosure standards can be material.
For the purposes of determining proved crude oil and natural gas reserves for SEC requirements as at December 31, 2022, 2021, 2020 and 2019 the Company used the 12-month average price, defined by the SEC as the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month period prior to the end of the reporting period. The Company has used the following 12-month average benchmark prices to determine its 2022 and 2021 reserves for SEC requirements.

	Crude Oil and NGLs						Natural Gas
	WTI	WCS	Canadian Light Sweet	Cromer LSB	Brent	Edmonton C5+	Henry Hub	AECO	BC Westcoast Station 2
	(US$/bbl)	(C$/bbl)	(C$/bbl)	(C$/bbl)	(US$/bbl)	(C$/bbl)	(US$/MMBtu)	(C$/MMBtu)	(C$/MMBtu)
2022:	94.13	99.40	118.90	117.76	97.98	119.93	6.44	5.59	4.51
2021:	66.34	67.68	77.87	78.17	68.92	83.05	3.68	3.39	2.90
A foreign exchange rate of US$0.7709/C$1.00 was used in the 2022 evaluation (2021 - US$0.7972/C$1.00), determined on the same basis as the 12-month average price.
Net Proved Crude Oil and Natural Gas Reserves
The Company retains Independent Qualified Reserves Evaluators to evaluate and review the Company's proved crude oil, bitumen, synthetic crude oil ("SCO"), natural gas, and natural gas liquids ("NGLs") reserves.
▪For the years ended December 31, 2022, 2021, 2020 and 2019, the reports by GLJ Ltd. covered 100% of the Company’s SCO reserves. With the inclusion of non-traditional resources within the definition of “oil and gas producing activities” in the SEC’s modernization of oil and gas reporting rules, effective January 1, 2010 these reserves volumes are included within the Company’s crude oil and natural gas reserves totals.
▪For the years ended December 31, 2022, 2021, 2020 and 2019, the reports by Sproule Associates Limited and Sproule International Limited covered 100% of the Company’s crude oil, bitumen, natural gas and NGLs reserves.
Proved crude oil and natural gas reserves, as defined within the SEC's Regulation S-X, are the estimated quantities of oil and gas that by analysis of geoscience and engineering data demonstrate with reasonable certainty to be economically producible, from a given date forward, from known reservoirs under existing economic conditions, operating methods and government regulations. Developed crude oil and natural gas reserves are reserves of any category that can be expected to be recovered from existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of drilling a new well; and through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is by means not involving a well. Undeveloped crude oil and natural gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.
Estimates of crude oil and natural gas reserves are subject to uncertainty and will change as additional information regarding producing fields and technology becomes available and as future economic and operating conditions change.
The following tables summarize the Company's proved and proved developed crude oil and natural gas reserves, net of royalties, as at December 31, 2022, 2021, 2020 and 2019:

	North America
Crude Oil and NGLs (MMbbl) (1)	Synthetic Crude Oil	Bitumen (2)	Crude Oil & NGLs	North America Total	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2019	5,554	2,216	598	8,368	105	70	8,544
Extensions and discoveries	708	8	10	726	—	—	726
Improved recovery	—	49	9	58	—	—	58
Purchases of reserves in place	—	—	28	28	—	—	28
Sales of reserves in place	—	—	—	—	—	—	—
Production	(151)	(109)	(45)	(305)	(8)	(6)	(320)
Economic revisions due to prices (3)	701	207	(94)	814	(12)	3	805
Revisions of prior estimates	36	41	20	97	3	4	103
Reserves, December 31, 2020	6,847	2,413	525	9,785	87	71	9,943
Extensions and discoveries	—	101	14	115	—	—	115
Improved recovery	—	19	14	33	—	—	33
Purchases of reserves in place	—	—	52	52	—	—	52
Sales of reserves in place	—	—	—	—	—	—	—
Production	(150)	(103)	(45)	(297)	(6)	(5)	(309)
Economic revisions due to prices (4)	(927)	(296)	108	(1,115)	1	(4)	(1,118)
Revisions of prior estimates	174	155	40	369	(3)	2	368
Reserves, December 31, 2021	5,944	2,289	708	8,941	79	64	9,083
Extensions and discoveries	—	195	11	205	—	—	205
Improved recovery	29	5	21	56	—	—	56
Purchases of reserves in place	—	267	21	288	—	—	288
Sales of reserves in place	—	—	—	—	—	—	—
Production	(128)	(91)	(45)	(265)	(5)	(5)	(274)
Economic revisions due to prices (5)	(455)	(263)	(73)	(791)	1	(2)	(792)
Revisions of prior estimates	—	144	54	198	(64)	—	134
Reserves, December 31, 2022	5,390	2,546	696	8,632	11	57	8,700
Net proved developed reserves
December 31, 2019	5,452	661	354	6,466	38	39	6,543
December 31, 2020	6,770	628	285	7,682	32	37	7,751
December 31, 2021	5,929	584	370	6,883	39	38	6,960
December 31, 2022	5,389	582	359	6,330	5	34	6,369
(1)Information in the reserves data tables may not add due to rounding.
(2)Bitumen as defined by the SEC, "is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis." Under this definition, all the Company's thermal and primary heavy crude oil reserves have been classified as bitumen.
(3)Reflects the impact of decreased royalties at Oil Sands Mining and Upgrading (SCO) and thermal Bitumen due to lower bitumen pricing resulting in lower royalties and higher net reserves.
(4)Reflects the impact of increased royalties at Oil Sands Mining and Upgrading (SCO) and thermal Bitumen due to higher bitumen pricing resulting in higher royalties and lower net reserves.
(5)Reflects the impact of increased royalties due to higher commodity pricing resulting in higher royalties and lower net reserves.
2022 total proved Crude Oil and NGLs reserves decreased by 383 MMbbl:
▪Extensions and discoveries: Increase of 205 MMbbl primarily due to extension drilling/future offset additions at various Bitumen properties.
▪Improved recovery: Increase of 56 MMbbl primarily due to improved recovery at Oil Sands Mining and Upgrading (SCO) and infill drilling/future offset additions at various natural gas (NGLs) and Crude Oil properties.
▪Purchases of reserves in place: Increase of 288 MMbbl primarily due to a Bitumen acquisition in Alberta.
▪Production: Decrease of 274 MMbbl.
▪Economic revisions due to prices: Decrease of 792 MMbbl primarily at Oil Sands Mining and Upgrading (SCO) and various Bitumen properties due to higher bitumen pricing resulting in higher royalties and lower net reserves.
▪Revisions of prior estimates: Increase of 134 MMbbl primarily due to improved performance at various Bitumen, North America Crude Oil and natural gas (NGLs) properties, partially offset by removal of future undeveloped reserves at North Sea.
2021 total proved Crude Oil and NGLs reserves decreased by 860 MMbbl:
▪Extensions and discoveries: Increase of 115 MMbbl primarily due to extension drilling/future offset additions at various Bitumen properties.
▪Improved recovery: Increase of 33 MMbbl primarily due to increased recovery of thermal Bitumen at Jackfish and Kirby properties and infill drilling/future offset additions at various Crude Oil and natural gas (NGLs) properties.
▪Purchases of reserves in place: Increase of 52 MMbbl primarily due to natural gas (NGLs) acquisitions in northeast British Columbia.
▪Production: Decrease of 309 MMbbl.
▪Economic revisions due to prices: Decrease of 1,118 MMbbl primarily at Oil Sands Mining and Upgrading (SCO) and thermal Bitumen properties due to higher bitumen pricing resulting in higher royalties and lower net reserves.
▪Revisions of prior estimates: Increase of 368 MMbbl primarily due to transfers from beyond the 50-year reserves life cutoff at Oil Sands Mining and Upgrading (SCO) and improved performance at various North America and Offshore Africa Crude Oil, Bitumen and natural gas (NGLs) properties.
2020 total proved Crude Oil and NGLs reserves increased by 1,400 MMbbl:
▪Extensions and discoveries: Increase of 726 MMbbl primarily due to the pit extension at Oil Sands Mining and Upgrading (SCO) and extension drilling/future offset additions at various Bitumen, Crude Oil and natural gas (NGLs) properties.
▪Improved recovery: Increase of 58 MMbbl primarily due to increased steamflood recovery of Bitumen at Primrose and infill drilling/future offset additions at various Bitumen, Crude Oil and natural gas (NGLs) properties.
▪Purchases of reserves in place: Increase of 28 MMbbl primarily of NGLs from the acquisition of Painted Pony Energy Ltd.
▪Production: Decrease of 320 MMbbl.
▪Economic revisions due to prices: Increase of 805 MMbbl primarily at Oil Sands Mining and Upgrading (SCO) and thermal Bitumen properties due to lower bitumen pricing resulting in lower royalties and higher net reserves, partially offset by uneconomic reserves at several North America Bitumen (primary heavy crude oil) and Crude Oil properties.
▪Revisions of prior estimates: Increase of 103 MMbbl primarily due to improved mine performance and mine model changes at Oil Sands Mining and Upgrading (SCO) and improved performance at North America, North Sea and Offshore Africa Crude Oil, Bitumen and various natural gas (NGLs) properties.

Natural Gas (Bcf) (1)	North America	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2019	4,728	16	38	4,782
Extensions and discoveries	173	—	—	173
Improved recovery	159	—	—	159
Purchases of reserves in place	2,614	—	—	2,615
Sales of reserves in place	(4)	—	—	(4)
Production	(515)	(4)	(5)	(524)
Economic revisions due to prices	97	—	4	100
Revisions of prior estimates	402	—	(3)	399
Reserves, December 31, 2020	7,655	12	34	7,701
Extensions and discoveries	545	—	—	545
Improved recovery	161	—	—	161
Purchases of reserves in place	1,654	—	—	1,654
Sales of reserves in place	(1)	—	—	(1)
Production	(581)	(1)	(4)	(587)
Economic revisions due to prices	712	—	(4)	708
Revisions of prior estimates	1,139	(3)	—	1,136
Reserves, December 31, 2021	11,285	8	25	11,318
Extensions and discoveries	251	—	—	251
Improved recovery	192	—	—	192
Purchases of reserves in place	228	—	—	228
Sales of reserves in place	—	—	—	—
Production	(688)	(1)	(4)	(693)
Economic revisions due to prices (2)	(572)	—	(3)	(575)
Revisions of prior estimates	1,521	(3)	7	1,526
Reserves, December 31, 2022	12,217	4	25	12,246
Net proved developed reserves
December 31, 2019	2,342	11	28	2,381
December 31, 2020	3,116	6	22	3,144
December 31, 2021	4,469	3	20	4,492
December 31, 2022	4,956	1	19	4,975
(1)Information in the reserves data tables may not add due to rounding.
(2)Reflects the impact of increased royalties primarily at various North America natural gas properties due to higher natural gas pricing resulting in higher royalties and lower net reserves.
2022 total proved Natural Gas reserves increased by 928 Bcf primarily due to the following:
▪Extensions and discoveries: Increase of 251 Bcf primarily due to extension drilling/future offset additions in the Montney formation of northwest Alberta and northeast British Columbia.
▪Improved recovery: Increase of 192 Bcf primarily due to infill drilling/future offsets additions in the Montney formation of northwest Alberta and northeast British Columbia.
▪Purchases of reserves in place: Increase of 228 Bcf primarily due to property acquisitions in North America core areas.
▪Production: Decrease of 693 Bcf.
▪Economic revisions due to prices: Decrease of 575 Bcf primarily at various North America natural gas properties due to higher natural gas pricing resulting in higher royalties and lower net reserves.
▪Revisions of prior estimates: Increase of 1,526 Bcf primarily due to overall positive revisions in several North American core areas as a result of increased performance and category transfers from probable to proved.
2021 total proved Natural Gas reserves increased by 3,617 Bcf primarily due to the following:
▪Extensions and discoveries: Increase of 545 Bcf primarily due to extension drilling/future offsets additions in the Montney formation of northwest Alberta and northeast British Columbia.
▪Improved recovery: Increase of 161 Bcf primarily due to infill drilling/future offsets additions in the Montney formation of northwest Alberta and northeast British Columbia.
▪Purchases of reserves in place: Increase of 1,654 Bcf primarily due to the Storm Resources Ltd. and other acquisitions in northeast British Columbia.
▪Sales of reserves in place: Decrease of 1 Bcf from Natural Gas properties in North America.
▪Production: Decrease of 587 Bcf.
▪Economic revisions due to prices: Increase of 708 Bcf primarily due to increased Natural Gas price in North America.
▪Revisions of prior estimates: Increase of 1,136 Bcf primarily due to overall positive revisions in several North American core areas as a result of increased performance and category transfers from probable to proved.
2020 total proved Natural Gas reserves increased by 2,919 Bcf primarily due to the following:
▪Extensions and discoveries: Increase of 173 Bcf primarily due to extension drilling/future offset additions in the Montney and other unconventional formations of northwest Alberta and northeast British Columbia.
▪Improved recovery: Increase of 159 Bcf primarily due to infill drilling/future offset additions in the Montney and other unconventional formations of northwest Alberta and northeast British Columbia.
▪Purchases of reserves in place: Increase of 2,615 Bcf primarily due to the acquisition of Painted Pony Energy Ltd.
▪Sales of reserves in place: Decrease of 4 Bcf from Natural Gas properties in North America.
▪Production: Decrease of 524 Bcf.
▪Economic revisions due to prices: Increase of 100 Bcf primarily due to increased Natural Gas price in North America.
▪Revisions of prior estimates: Increase of 399 Bcf primarily due to overall positive revisions in several North America core areas as a result of increased recovery and category transfers from probable to proved, partially offset by removal of future extension and infill undeveloped reserves in North America properties due to revised Company development plans.
Capitalized Costs Related to Crude Oil and Natural Gas Activities

	2022
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$128,807	$8,258	$4,332	$141,397
Unproved properties	2,128	—	98	2,226
	130,935	8,258	4,430	143,623
Less: accumulated depletion and depreciation	(65,547)	(8,106)	(3,277)	(76,930)
Net capitalized costs	$65,388	$152	$1,153	$66,693

	2021
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$124,690	$7,438	$3,980	$136,108
Unproved properties	2,159	—	91	2,250
	126,849	7,438	4,071	138,358
Less: accumulated depletion and depreciation	(61,231)	(5,951)	(2,923)	(70,105)
Net capitalized costs	$65,618	$1,487	$1,148	$68,253

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$119,707	$7,283	$3,963	$130,953
Unproved properties	2,353	—	83	2,436
	122,060	7,283	4,046	133,389
Less: accumulated depletion and depreciation	(56,930)	(5,853)	(2,822)	(65,605)
Net capitalized costs	$65,130	$1,430	$1,224	$67,784
Costs Incurred in Crude Oil and Natural Gas Activities

	2022
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$524	$—	$—	$524
Unproved	—	—	—	—
Exploration	40	—	5	45
Development	4,387	304	75	4,766
Costs incurred	$4,951	$304	$80	$5,335

	2021
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$1,371	$—	$—	$1,371
Unproved	26	—	—	26
Exploration	4	—	8	12
Development	4,301	208	48	4,557
Costs incurred	$5,702	$208	$56	$5,966

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$750	$—	$—	$750
Unproved	15	—	—	15
Exploration	22	—	15	37
Development	2,338	104	94	2,536
Costs incurred	$3,125	$104	$109	$3,338
Results of Operations from Crude Oil and Natural Gas Producing Activities
The Company's results of operations from crude oil and natural gas producing activities for the years ended December 31, 2022, 2021 and 2020 are summarized in the following tables:

	2022
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$31,698	$635	$687	$33,020
Production	(7,830)	(437)	(114)	(8,381)
Transportation	(1,424)	(6)	(1)	(1,431)
Depletion, depreciation and amortization	(5,417)	(1,747)	(173)	(7,337)
Asset retirement obligation accretion	(241)	(33)	(7)	(281)
Petroleum revenue tax	—	483	—	483
Income tax	(3,896)	442	(98)	(3,552)
Results of operations	$12,890	$(663)	$294	$12,521

	2021
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$23,111	$611	$438	$24,160
Production	(6,377)	(383)	(91)	(6,851)
Transportation	(1,176)	(7)	(1)	(1,184)
Depletion, depreciation and amortization	(5,407)	(160)	(142)	(5,709)
Asset retirement obligation accretion	(158)	(21)	(6)	(185)
Petroleum revenue tax	—	33	—	33
Income tax	(2,317)	(29)	(50)	(2,396)
Results of operations	$7,676	$44	$148	$7,868

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$12,520	$432	$354	$13,306
Production	(5,624)	(321)	(103)	(6,048)
Transportation	(1,258)	(15)	(1)	(1,274)
Depletion, depreciation and amortization	(5,564)	(277)	(190)	(6,031)
Asset retirement obligation accretion	(169)	(30)	(6)	(205)
Petroleum revenue tax	—	31	—	31
Income tax	23	72	(13)	82
Results of operations	$(72)	$(108)	$41	$(139)

Standardized Measure of Discounted Future Net Cash Flows from Proved Crude Oil and Natural Gas Reserves and Changes Therein
The following standardized measure of discounted future net cash flows from proved crude oil and natural gas reserves has been computed using the 12-month average price, defined by the SEC as the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month period prior to the end of the reporting period, costs as at the balance sheet date and year-end statutory income tax rates. A discount factor of 10% has been applied in determining the standardized measure of discounted future net cash flows. The Company does not believe that the standardized measure of discounted future net cash flows will be representative of actual future net cash flows and should not be considered to represent the fair value of the crude oil and natural gas properties. Actual net cash flows will differ from the presented estimated future net cash flows due to several factors including:
▪Future production will include production not only from proved properties, but may also include production from probable and possible reserves;
▪Future production of crude oil and natural gas from proved properties will differ from reserves estimated;
▪Future production rates will vary from those estimated;
▪Future prices and costs rather than 12-month average prices and costs as at the balance sheet date will apply;
▪Economic factors such as interest rates, income tax rates, regulatory and fiscal environments and operating conditions will change;
▪Future estimated income taxes do not take into account the effects of future exploration and evaluation expenditures; and
▪Future development and asset retirement obligations will differ from those estimated.
Future net revenues, development, production and asset retirement obligation costs have been based upon the estimates referred to above. The following tables summarize the Company's future net cash flows relating to proved crude oil and natural gas reserves based on the standardized measure as prescribed in FASB Topic 932 - "Extractive Activities - Oil and Gas":

	2022
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$986,672	$1,506	$7,304	$995,482
Future production costs	(303,270)	(691)	(1,998)	(305,959)
Future development costs and asset retirement obligations	(83,803)	(1,416)	(1,439)	(86,658)
Future income taxes	(136,905)	517	(900)	(137,288)
Future net cash flows	462,694	(84)	2,967	465,577
10% annual discount for timing of future cash flows	(327,333)	84	(1,330)	(328,579)
Standardized measure of future net cash flows	$135,361	$—	$1,637	$136,998

	2021
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$679,123	$7,791	$5,581	$692,495
Future production costs	(238,144)	(4,074)	(1,818)	(244,036)
Future development costs and asset retirement obligations	(77,375)	(1,857)	(1,142)	(80,374)
Future income taxes	(81,860)	(719)	(565)	(83,144)
Future net cash flows	281,744	1,141	2,056	284,941
10% annual discount for timing of future cash flows	(201,227)	(142)	(788)	(202,157)
Standardized measure of future net cash flows	$80,517	$999	$1,268	$82,784

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$404,193	$5,873	$4,172	$414,238
Future production costs	(203,599)	(3,259)	(1,746)	(208,604)
Future development costs and asset retirement obligations	(72,935)	(2,130)	(1,032)	(76,097)
Future income taxes	(27,178)	(141)	(217)	(27,536)
Future net cash flows	100,481	343	1,177	102,001
10% annual discount for timing of future cash flows (1)	(74,395)	278	(373)	(74,490)
Standardized measure of future net cash flows	$26,086	$621	$804	$27,511
(1)Includes the impact of abandonment expenditures timing.
The principal sources of change in the standardized measure of discounted future net cash flows are summarized in the following table:

(millions of Canadian dollars)	2022	2021	2020
Sales of crude oil and natural gas produced, net of production costs	$(23,242)	$(16,149)	$(6,127)
Net changes in sales prices and production costs	79,291	74,558	(46,055)
Extensions, discoveries and improved recovery	6,198	2,948	626
Changes in estimated future development costs	(3,640)	(2,773)	(153)
Purchases of proved reserves in place	5,745	4,010	947
Sales of proved reserves in place	—	(1)	(1)
Revisions of previous reserve estimates	(9,956)	(186)	5,295
Accretion of discount	10,712	3,460	7,718
Changes in production timing and other	5,463	6,638	(4,830)
Net change in income taxes	(16,357)	(17,232)	6,566
Net change	54,214	55,273	(36,014)
Balance - beginning of year	82,784	27,511	63,525
Balance - end of year	$136,998	$82,784	$27,511